Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)

16. Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data for 2012 and 2011 are as follows ($ in thousands except per share data):

	Quarters Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$154,674	$149,332	$156,092	$148,349
Gross profit(a)	105,992	104,601	106,287	93,928
Net income	52,366	51,606	50,228	24,187
Net income attributable to Access Midstream Partners, L.P.	52,366	51,606	50,228	24,255
Net income per common units	$0.34	$0.34	$0.32	$0.11
Net income per subordinated units	$0.34	$0.34	$0.32	$0.14

	Quarters Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$123,529	$133,217	$140,105	$169,078
Gross profit(a)	80,968	88,933	96,872	122,305
Net income	38,776	41,083	48,173	66,305
Net income attributable to Access Midstream Partners, L.P.	38,776	41,083	48,173	66,305
Net income per limited partner unit	$0.27	$0.29	$0.34	$0.46

(a)	Total revenue less operating costs.